Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 1,233	$ 1,754	$ 2,866	$ 4,099
Dividend income	730	606	2,170	1,823
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	1	1	4	3
Interest and dividend income [Member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 143	$ 146	$ 486	$ 434